Financing Receivables - By Portfolio Segment (Details) $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($) class	Dec. 31, 2023 USD ($) class
Financing receivables
Number of classes of financing receivable | class	3	3
Amortized cost	$ 12,639	$ 12,716
Allowance for credit losses
Allowance for credit losses, beginning balance	156
Allowance for credit losses, ending balance	128	156
Client Financing Receivables
Financing receivables
Amortized cost	10,418	10,863
Allowance for credit losses
Allowance for credit losses, beginning balance	150	168
Write-offs	(3)	(18)
Recoveries	1	5
Additions/(releases)	(12)	(12)
Other	(14)	8
Allowance for credit losses, ending balance	123	150
Client Financing Receivables | Americas
Financing receivables
Amortized cost	5,861	6,488
Allowance for credit losses
Allowance for credit losses, beginning balance	92	88
Write-offs	(2)	(9)
Recoveries	1	0
Additions/(releases)	(10)	5
Other	(11)	7
Allowance for credit losses, ending balance	69	92
Client Financing Receivables | EMEA
Financing receivables
Amortized cost	3,128	3,007
Allowance for credit losses
Allowance for credit losses, beginning balance	48	60
Write-offs	(1)	(1)
Recoveries	0	2
Additions/(releases)	0	(14)
Other	(2)	1
Allowance for credit losses, ending balance	45	48
Client Financing Receivables | Asia Pacific
Financing receivables
Amortized cost	1,429	1,368
Allowance for credit losses
Allowance for credit losses, beginning balance	11	20
Write-offs	0	(8)
Recoveries	0	3
Additions/(releases)	(2)	(4)
Other	0	(1)
Allowance for credit losses, ending balance	$ 9	$ 11